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[LETTERHEAD OF STEVENS & LEE]

December 29, 2004

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Christian Windsor

Re:
AmeriServ Financial, Inc.
Registration Statement on Form S-3
SEC File No. 333-121215

Dear Mr. Windsor:

        We are counsel to AmeriServ Financial, Inc. ("AmeriServ") in connection with the above-referenced Registration Statement on Form S-3 (the "Registration Statement") and are writing in response to the comments set forth in the Staff's letter (the "Staff's Letter") dated December 21, 2004. We are today filing Amendment No. 1 to the Registration Statement. We are enclosing with the hard copy of this letter two copies of Amendment No. 1 which have been marked to show changes from the Registration Statement as filed.

        As described below, AmeriServ is also filing today an amendment to its 2003 Form 10-K. We are enclosing with the hard copy of this letter two copies of the Form 10-K/A filed today marked to show changes from the Form 10-K as originally filed.

        For ease of reference, we have set forth below, in boldface, each comment in the Staff's Letter followed by our response to that comment, in normal typeface.

Recent Developments- page 4

  1.
  Revise the second bullet to indicate in the second sentence, second clause that the period is 2004. Also, revise the last sentence to disclose the before and after capital ratios.

  The final determination as to when the expenses will be incurred has not been made. The appropriate period in which such expenses will be accrued will be determined in accordance with SFAS 144 and 146. We have revised the sentence to indicate that the expenses will be incurred primarily in 2004. We have added a new sentence to the end of the second bullet to disclose the before and after capital ratios.

  2.
  Revises the third bullet to disclose the 2 year debt service requirements in dollars.

  We have made this change.

  3.
  Supplementally provide us with a listing of the offering expenses along with the payees.

  Attached to this letter is a listing of the offering expenses and payees.

Selling Shareholders- page 14

  4.
  Noting that several purchasers are affiliates of broker/dealers, the staff is of the view that the offering must meet the primary offering requirements of the Form S-3 and therefore, supplementally provide the staff with an analysis of the outstanding securities held by non-affiliates times a price as of a date less than 60 prior to the filing to insure it meets the $75 million market capitalization requirement. If the requirement is not met, file your next amendment on an appropriate form type.

  On December 1, 2004, the number of shares of AmeriServ's outstanding common equity held by non-affiliates was 15,517,115 and the last sales price of the common stock as reported on the Nasdaq Stock Market was $5.30. Accordingly, AmeriServ's market capitalization calculated in accordance with the instructions to Form S-3 was $82,240,709 as of December 1, 2004.

  5.
  Include disclosure indicating that some of your selling shareholders are affiliates of broker/dealers and include the following information:

  •
  The affiliates of broker/dealers purchased the securities to be resold in the ordinary course of business, and

  The sentence just above the table of selling shareholders indicates that "except as set forth below," the selling shareholders are not affiliated with broker/dealers. Each selling shareholder that is an affiliate of a broker/dealer has a footnote disclosing this relationship.

    •
    that at the time of the purchase, the selling stockholder had no agreements or understandings, directly or indirectly, with any person to distribute the securities.

  We have added this information to the relevant footnotes.

  Unless you indicate that these two conditions are met, you should indicate that the broker-dealer affiliate is an underwriter. Please revise accordingly or tell us why you don't believe the broker dealer affiliate offering shares for resale that is unable to make the above representations is not acting as an underwriter.

  As described above, these two conditions have been met.

Plan of Distribution- page 16

  6.
  Revise the third set of bullets on page 16 so that the first bullet also indicates that sales as a principal would require a supplement or amendment to the prospectus naming the broker or dealer

  We have done this.

December 31, 2003 10-K

  7.
  We have reviewed your responses to our prior comments 35, 39, 40, 41, 42, 43 and 48. Please revise your 2003 10-K to incorporate these changes.

  AmerServ is today filing an amendment to its 2003 10-K to incorporate these changes.

  8.
  We have reviewed your responses to our prior comments 27 and 29. We believe that the requested changes are material to an investor's understanding of your cash flows from operating, financing and investing activities. Please revise your 2003 Form 10-K to show all activity related to loans held for sale, other assets and other liabilities in the operating section.

AmeriServ is today filing an amendment to its 2003 10-K to incorporate these changes.

        Please contact me at (610) 205-6028 or Marsha Novick at (609) 987-6677, if you have any questions or comments regarding this letter or the Registration Statement.

Very truly yours,
STEVENS & LEE
/s/ Jeffrey P. Waldron
Jeffrey P. Waldron

OFFERING EXPENSES

Payee	Purpose	Amount
Lehman Brothers	Investment banking fee	$1,985.000
Griffin Financial Group	Financial advisory fee	259,000
Stevens & Lee, P.C.	Legal fees	218,000
Deloitte and Touche	Accounting fees	190,000
ADP	Solicitation fees (special meeting of shareholders)	13,000
Bowne	Printing fees	4,900
Miscellaneous	Out of pocket expense	11,000

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